SHARE-BASED COMPENSATION - Shares options, assumptions used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair values of the options granted, assumptions used
Weighted average grant date fair value	$ 6.19	$ 2.24	$ 1.00
Share options
Fair values of the options granted, assumptions used
Risk-free rate of return, minimum	1.06%	0.61%	1.37%
Risk-free rate of return, maximum	1.57%	1.88%	2.67%
Expected dividend yield	0.00%	0.00%	0.00%
Exercise multiple	2.20	2.20	2.20
Expiration terms	10 years	10 years	10 years
Share options | Minimum
Fair values of the options granted, assumptions used
Volatility	48.76%	48.21%	48.21%
Fair value of underlying ordinary share	$ 1.45	$ 1.30	$ 1.20
Share options | Maximum
Fair values of the options granted, assumptions used
Volatility	49.21%	49.36%	53.09%
Fair value of underlying ordinary share	$ 16.70	$ 3.12	$ 1.30